Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details)	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 11,746,249	$ 8,736,519	$ 10,600,544
Less: Accumulated depreciation and amortization	(5,346,692)	(3,976,715)	(4,788,661)
Property, plant and equipment, net	6,399,557	4,759,804	5,811,883
Leasehold buildings and leasehold improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	8,288,008	6,164,379	7,850,784
Computers [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	70,635	52,536	67,657
Office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	49,695	36,962	48,315
Machinery [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	530,182	394,335	530,183
Furniture, fixtures & fittings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	61,971	46,092	57,721
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 2,745,758	$ 2,042,215	$ 2,045,884